Costs and expenses by nature (Details 1) - Selling Expenses [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Materials, third-party services, freight, rent and other related costs	$ (4,296)	$ (3,987)	$ (3,542)
Depreciation, depletion and amortization	(609)	(789)	(610)
Allowance for expected credit losses	(22)	(58)	12
Employee compensation	(111)	(97)	(89)
Total	$ (5,038)	$ (4,931)	$ (4,229)